Transactions with Related Parties - Summary of Amounts Charged By The Company's Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
General and administrative expenses	$ 311,676	$ 219,717	$ 331,408
Management fees [Member]
Related Party Transaction [Line Items]
Related party	527,425	503,355	365,515
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party	218,192	250,241	166,588
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party	26,500	13,500	24,000
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party	60,000	35,000	0
Executive compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses	19,875	0	0
Former Parent Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 291,801	$ 219,717	$ 331,408